Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

May 24, 2013

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:          Franklin Alternative Strategies Funds
File No. 811-22641– Preliminary Consent Solicitation Materials

Ladies And Gentlemen:

Submitted herewith for filing on behalf of Franklin Pelagos Commodities Strategy Fund and Franklin Pelagos Managed Futures Strategy Fund (the “Funds”),  series of Franklin Alternative Strategies Funds, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a cover page, shareholder’s letter, notice of solicitation of consent, consent solicitation statement with exhibits, and the consents to be used in connection with a solicitation seeking the approval of a new subadvisory agreement between Franklin Advisers, Inc. (the current investment manager for the Funds) and Pelagos Capital Management, LLC (the current subadviser for the Funds).

Definitive consent solicitation materials are expected to be transmitted to shareholders on or about June 4, 2013.

If you have any questions or comments regarding this filing, please call me at (215) 564-8149 or in my absence, Kristin Ives at (215) 564-8037.

Very truly yours,

/s/ Kenneth L. Greenberg, Esq.